12. LiB ANODE PLANT PROJECT EXPENSES (Tables)	6 Months Ended
Jun. 30, 2021
Lib Anode Plant Project Expenses
Schedule of lib anode plant project expenses

	For the three-month periods ended		For the six-month periods ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
	$	$	$	$
Wages and benefits	185	105	312	298
Engineering	492	574	558	1,319
Professional fees	332	110	422	196
Materials, consumables, and supplies	125	1	301	7
Subcontracting	49	71	89	234
Depreciation and amortization	44	-	85	-
Other	13	47	16	59
Grants	(332)	(216)	(592)	(869)
LiB Anode Plant project expenses	908	692	1,191	1,244